5. Convertible Debenture Receivable (Details)	12 Months Ended
Jul. 31, 2019 CAD ($) $ / shares
Convertible Debenture Receivable #1
Debt Instrument, Issuer	MichiCann Medical Inc.
Debt Instrument, Face Amount | $	$ 15,000,000
Debt Instrument, Description	senior secured convertible debenture
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Maturity Date	Oct. 25, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black- Scholes option pricing and discounted cash flow models
Share Price	$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.65%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	52.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	25 days
Convertible Debenture Receivable #2
Debt Instrument, Issuer	Harborside Inc.
Debt Instrument, Face Amount | $	$ 3,029,000
Debt Instrument, Description	senior unsecured convertible debenture units
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black- Scholes option pricing and discounted cash flow models
Share Price	$ 5.95
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 6.90
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.91%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	81.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 months 11 days